SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Fair Value of Stock Options Using Black-Scholes Model

Assumptions
Volatility	7.49% to 11.63%
Interest Rates	2.59% to 3.89%
Dividend Yields	3.94% to 4.02%
Weighted Average Life (in years)	10